Summary of significant accounting policies (Details 5)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total	$ 536,217	¥ 3,797,862	¥ 1,780,535
Shanghai Weimu [Member]
Total	432,826	3,065,579	1,632,001
Viwo Tech [Member]
Total	104,671	741,356	148,604
Vize Technology Limited [Member]
Total	$ (1,281)	¥ (9,073)	¥ (70)